General information - Additional Information (Details) $ in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2020 USD ($) Room		Jun. 30, 2019 USD ($)		Dec. 31, 2019 USD ($) Room		Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)
Disclosure of general information [Line Items]
Net revenues	$ 848		$ 4,468		$ 8,808		$ 8,665		$ 7,586	[1]
Operating (loss) profit	(609)		1,187		2,275		2,154		1,773	[2]
(Loss) profit for the period attributable to equity holders of the Company	(716)		1,067		2,033		1,875		1,603	[2]
Adjusted Property EBITDA	(243)	[3]	1,625	[3]	3,193	[4]	3,079	[4]	2,611	[4]
Total liquidity	3,630
Total cash and cash equivalents, including restricted cash	1,610
2018 SCL Revolving Facility [Member]
Disclosure of general information [Line Items]
Undrawn borrowing facilities	$ 2,020				$ 2,000		2,000
The Plaza Macao [Member]
Disclosure of general information [Line Items]
Additional number of suites to be constructed | Room					290
Number of hotel rooms | Room	289
Net revenues	$ 126		435		$ 877		719		587	[5]
Adjusted Property EBITDA	10	[3]	168	[3]	$ 345	[4]	262	[4]	233	[4]
Sands Cotai Central [Member]
Disclosure of general information [Line Items]
Additional number of suites to be constructed | Room					370
Net revenues	180		1,060		$ 2,052		2,153		1,916	[1]
Adjusted Property EBITDA	$ (79)	[3]	$ 377	[3]	$ 726	[4]	$ 759	[4]	$ 633	[4]
Sands Cotai Central [Member] | The Londoner Court [Member]
Disclosure of general information [Line Items]
Additional number of suites to be constructed | Room					370
Sands Cotai Central [Member] | The Londoner Macao Hotel [Member]
Disclosure of general information [Line Items]
Additional number of suites to be constructed | Room					600
Las Vegas Sands Corp. [Member] | Sands China Ltd. [Member]
Disclosure of general information [Line Items]
Proportion of ownership interest in subsidiary	69.90%				69.95%

[1]	Note: Presentation for the year ended December 31, 2017 has been restated to reflect the adoption of IFRS 15 in 2018 as disclosed in Note 2.
[2]	Note: Presentation for the year ended December 31, 2017 has been restated to reflect the adoption of IFRS 15 in 2018 as disclosed in Note 2.
[3]	Adjusted property EBITDA, which is a non-IFRS financial measure, is profit or loss attributable to equity holders of the Company before share-based compensation, corporate expense, pre-opening expense, depreciation and amortization, net foreign exchange gains or losses, impairment loss on property and equipment, gain or loss on disposal of property and equipment, investment properties and intangible assets, interest, gain or loss on modification or early retirement of debt and income tax benefit or expense. Management utilizes adjusted property EBITDA to compare the operating profitability of its operations with those of its competitors, as well as a basis for determining certain incentive compensation. Integrated resort companies have historically reported adjusted property EBITDA as a supplemental performance measure to IFRS financial measures. In order to view the operations of their properties on a more stand-alone basis, integrated resort companies, including the Group, have historically excluded certain expenses that do not relate to the management of specific properties, such as pre-opening expense and corporate expense, from their adjusted property EBITDA calculations. Adjusted property EBITDA should not be interpreted as an alternative to profit or operating profit (as an indicator of operating performance) or to cash flows from operations (as a measure of liquidity), in each case, as determined in accordance with IFRS. The Group has significant uses of cash flow, including capital expenditures, dividend payments, interest payments, debt principal repayments and income taxes, which are not reflected in adjusted property EBITDA. Not all companies calculate adjusted property EBITDA in the same manner. As a result, adjusted property EBITDA as presented by the Group may not be directly comparable to other similarly titled measures presented by other companies.
[4]	Adjusted Property EBITDA, which is a non-IFRS financial measure, is profit or loss attributable to equity holders of the Company before share-based compensation, corporate expense, pre-opening expense, depreciation and amortization, net foreign exchange gains or losses, impairment loss on property and equipment, gain or loss on disposal of property and equipment, investment properties and intangible assets, interest, gain or loss on modification or early retirement of debt and income tax benefit or expense. Management utilizes Adjusted Property EBITDA to compare the operating profitability of its operations with those of its competitors, as well as a basis for determining certain incentive compensation. Gaming companies have historically reported Adjusted Property EBITDA as a supplemental performance measure to IFRS financial measures. In order to view the operations of their casinos on a more stand-alone basis, gaming companies, including the Group, have historically excluded certain expenses that do not relate to the management of specific casino properties, such as pre-opening expense and corporate expense, from their Adjusted Property EBITDA calculations. Adjusted Property EBITDA should not be interpreted as an alternative to profit or operating profit (as an indicator of operating performance) or to cash flows from operations (as a measure of liquidity), in each case, as determined in accordance with IFRS. The Group has significant uses of cash flow, including capital expenditures, dividend payments, interest payments and debt principal repayments, which are not reflected in Adjusted Property EBITDA. Not all companies calculate Adjusted Property EBITDA in the same manner. As a result, Adjusted Property EBITDA as presented by the Group may not be directly comparable to other similarly titled measures presented by other companies.
[5]	Note: Presentation for the year ended December 31, 2017 has been restated to reflect the adoption of IFRS 15 in 2018 as disclosed in Note 2.